CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectus and forms of statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 107 (“Amendment No. 107”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 107 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-000644) on April 26, 2019.

Calvert Absolute Return Bond Fund

Calvert Responsible Municipal Income Fund

CALVERT MANAGEMENT SERIES

    By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 2, 2019